ORCHARD SERIES FUND
                             8515 EAST ORCHARD ROAD
                            ENGLEWOOD, COLORADO 80111





March 2, 1999



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Orchard Series Fund, Inc.
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 File Nos. 333-09217 and 811-07735

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Orchard Series Fund (the "Fund") pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, the Fund hereby certifies that:

(1) the form or Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A, the most recent amendment to the Fund's Registration Statement; and.

(2) the test of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on March 1, 1999.

If you should have any questions  regarding the foregoing,  please contact me at
(303) 689-3817.

ORCHARD SERIES FUND
(Registrant)

/s/ Beverly A. Byrne

By:     Beverly A. Byrne
        Secretary
        Orchard Series Fund